Commitments and Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Loss Contingencies [Line Items]
Loans repurchased	$ 1.73	$ 0.16
Operating lease rent expense	$ 5.21	$ 5.62	$ 5.32
Minimum
Loss Contingencies [Line Items]
Operating lease agreements, renewal term	1 year
Maximum
Loss Contingencies [Line Items]
Operating lease agreements, renewal term	5 years